INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
INCOME TAXES
25.	INCOME TAXES

Current Taxation

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries. The Company is subject to corporate income taxes in Germany, the PRC, Hong Kong, Malaysia, South Korea, USA, Australia, Chile, Turkey and United Kingdom. Taxes in the consolidated statements of comprehensive income and balance sheets reflect current and deferred taxes in these countries. The current and deferred tax assets and liabilities of the Group are measured based on local tax rates. The statutory income tax rates for the Group where it has significant operations are as follows:

	For the year ended December 31,
	2014	2015	2016

PRC	N/A	25.00%	25.00%
Hong Kong	N/A	16.50%	16.50%
Germany	29.13%	29.13%	29.13%
Malaysia	25.00%	25.00%	25.00%
South Korea	N/A	22.00%	22.00%
USA	N/A	35.00%	35.00%

Income (loss) before income taxes consists of:

In millions of $	For the year ended December 31,
	2014	2015	2016

Korea	-	-	51.7
PRC	-	62.3	18.4
Germany	-	-	(60.8)
Malaysia	-	-	63.6
Cayman	(0.7)	(17.2)	48.5
Others	5.1	8.8	1.8

	4.4	53.9	123.2

Income tax expense (benefit) consists of:

In millions of $	For the year ended December 31,
	2014	2015	2016

Current	0.0	5.5	2.3
Deferred	1.4	4.6	(6.6)

	1.4	10.1	(4.3)

The reconciliation of tax computed by applying the statutory income tax rate of the Group to income tax expense (benefit) is as follows:

In millions of $	For the year ended December 31,
	2014	2015	2016

Income tax computed at parent statutory tax rate	-	-	-
Non-deductible expenses	2.1	5.7	10.7
Foreign tax rate differences	0.2	12.0	25.2
Income not subject to taxation	(7.9)	(0.2)	(29.7)
Others	0.1	(5.2)	(21.0)
Changes in the valuation allowance	6.9	(2.2)	10.5

	1.4	10.1	(4.3)

Deferred Taxation

Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

In millions of $	As of December 31,
	2015	2016

Deferred tax assets:
Current:
- Account receivables and other assets	-	35.7
- Provisions	-	2.1
- Warranty provision	9.8	0.8
- Inventory write-off	4.9	-
- Allowance for advance to suppliers	25.4	-
- Allowance for doubtful accounts	5.4	2.6
- Others	3.2	3.9
Valuation allowance	(48.5)	(44.9)
Offsetting	-	(0.2)

Net current deferred tax assets	0.2	-

Non-current:
- Tax losses	109.3	85.5
- Fixed assets	44.5	49.3
- Allowance for doubtful accounts	-	114.3
- Provision	-	49.3
- Unabsorbed capital allowance	39.7	-
- Others	0.1	-
Valuation allowance	(190.0)	(292.0)
Offsetting	(2.8)	(0.3)

Net non-current deferred tax assets	0.8	6.1

Deferred tax liabilities:
Current:
- Financial assets	3.0	0.9
- Accounts receivable and other assets	2.6	1.7
- Liabilities	0.1	-
Offsetting	-	(0.2)

Current deferred tax liabilities	5.7	2.4

Non-current:
- Land use rights	7.4	2.8
- Intangible assets	0.3	4.0
- Fixed assets	-	1.4
- Others	1.0	-
Offsetting	(2.8)	(0.3)

Non-current deferred tax liabilities	5.9	7.9

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence.

As of December 31, 2016, the Group has a net tax operating loss from its PRC subsidiaries of $85.5 million which will expire between 2017 and 2021. Tax losses carried forward in Germany, Malaysia and Australia are not subject to expiration.

Uncertain Tax Positions

As of December 31, 2015, the Group’s unrecognized tax benefit of $17.9 million related to tax incentive received. In 2016, the Group reversed the unrecognized tax benefit as management believes it is more-likely-than-not that the liability no longer due to expiration of statute of limitations. Reconciliation of accrued unrecognized tax benefit is as follows:

In millions of $	For the year ended December 31,
	2014	2015	2016

Beginning balance	-	-	17.9
Expiration of statute of limitations	-	-	(17.9)
Acquired in the Transaction	-	17.9	-

Ending balance	-	17.9	-

The Group’s PRC subsidiaries for the years ended December 31, 2012 to December 31, 2016 remain open to potential examination by the tax authorities. The Group’s operations in Germany and America remain subject to audit by tax authorities from 2013. The Group’s operations in Malaysia remain subject to audit by tax authorities from 2010.

As of December 31, 2015 and 2016, the Group did not accrue any penalties and interests related to the unrecognized tax benefits.